Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	As of December 31
	2020	2019
	USD thousands
Balance in USD	10,758	4,279
Balance in other currencies	489	106
Total cash and cash equivalents	11,247	4,385